Income tax credit - Additional information related to tax (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income tax
Deferred tax (Note 17)	£ (408)	£ 1,667
Total income tax (expense)/credit recognized in other comprehensive (loss)/income	£ (408)	1,667	£ (1,018)
Minimum
Income tax
Pillar Two effective tax rates in jurisdictions in which Group operates	15.00%
UK
Income tax
Deferred tax (Note 17)	£ (408)	£ 1,667	£ (1,018)